Trade Receivables - Summary of Breakdown For The Loss Allowance (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Trade Receivables Allowance Account For Credit Losses [Line Items]
Beginning Balance	€ 6,308	€ 5,904
Business combination		358
Provisions	1,363	626
Write off	(1,551)	(709)
Net foreign exchange differences	91	129
Ending Balance	€ 6,211	€ 6,308